Intangible Assets, Net (Details) - Schedule of future estimated amortization expenses ¥ in Thousands	Dec. 31, 2022 CNY (¥)
RMB
Within one year	¥ 1,830
1 – 2 years	866
2 – 3 years	164
3 – 4 years	129
4 – 5 years	120
5 years and thereafter	776
Total	¥ 3,885